Schedule of Accrued expenses and other current liabilities (Details) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Convertible Bonds [Member]
Short-Term Debt [Line Items]
Interest payables	$ 3,207	$ 4,414
Bank Borrowing [Member]
Short-Term Debt [Line Items]
Interest payables	$ 3	$ 1